Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Inventories
($ millions)	December 31 2018	December 31 2017

Crude oil	1 177	1 203

Refined products	1 033	1 268

Materials, supplies and merchandise	702	664

Energy trading commodity inventories	247	333

	3 159	3 468